Derivatives financial instruments - Embedded derivatives in contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / T R$ / shares item T	Dec. 31, 2016 USD ($) item T	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240.0)	$ (1,602.0)	$ (1,202.0)
Embedded derivatives
Derivative financial instruments
Fair value of assets	1.0	$ 2.0
Value at risk	$ 1.0
Embedded - Nickel forwards - sold
Derivative financial instruments
Notional volume (in ton) | T	2,627	5,626
Average strike (USD/ton) | $ / T	11,729
Fair value of assets	$ 1.0	$ 0.0
Value at risk	$ 1.0
Embedded - Copper forwards - sold
Derivative financial instruments
Notional volume (in ton) | T	2,718	3,684
Average strike (USD/ton) | $ / T	6,808
Fair value of assets	$ 0.0	$ 2.0
Value at risk	$ 0.0
Embedded - Call options - sold
Derivative financial instruments
Notional volume (volume/month) | item	746,667	746,667
Average strike (USD/ton) | $ / T	233
Fair value of liabilities	$ (2.0)	$ (2.0)
Value at risk	$ 1.0
Embedded - Put options - sold
Derivative financial instruments
Notional (quantity) | item	1,105,070,863	1,105,070,863
Average strike rate per share | R$ / shares	3.86
Fair value of liabilities	$ (133.0)	$ (182.0)
Value at risk	10.0
2018 | Embedded derivatives
Derivative financial instruments
Fair value of assets	1.0
2018 | Embedded - Nickel forwards - sold
Derivative financial instruments
Fair value of assets	1.0
2018 | Embedded - Copper forwards - sold
Derivative financial instruments
Fair value of assets	0.0
2018 | Embedded - Call options - sold
Derivative financial instruments
Fair value of assets	0.0
2019+ | Embedded - Call options - sold
Derivative financial instruments
Fair value of liabilities	(2.0)
2027 | Embedded - Put options - sold
Derivative financial instruments
Fair value of liabilities	$ (133.0)